SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, NY 10017

November 19, 2004

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: Filing Desk

Re:	BlackRock FundsSM (Registration Statement File Nos. 33-26305 and 811-05742)

Ladies and Gentlemen:

We hereby submit for filing by direct electronic transmission by BlackRock FundsSM (“BlackRock”) pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 87 to BlackRock’s Registration Statement on Form N-1A.

The purpose of this filing is to amend BlackRock’s Registration Statement to add the new All-Cap Global Resources Portfolio, which consists of Investor A, Investor B, Investor C, Service, Institutional and BlackRock Share Classes, to BlackRock. This filing includes three prospectuses (one for each of the Service and BlackRock Share Classes and one for the Investor and Institutional Share Classes) and one statement of additional information.

Any questions or communications concerning the enclosed materials should be directed to David Wohl of this firm at (212) 455-7937.

Very truly yours,

/s/    Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

Enclosures

cc:	Laura Hatch (Securities and Exchange Commission) Brian P. Kindelan (BlackRock Advisors, Inc.) Brian Schmidt (BlackRock Advisors, Inc.)